Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 366,292	$ 251,143
Restricted cash	67,344	72,765
Trade accounts receivable, net of allowance for doubtful receivables of $18,420 and $18,458	147,072	139,971
Due from related parties (Note 4)	36,015	26,146
Other current assets (Note 5)	160,106	80,052
Total current assets	776,829	570,077
FIXED ASSETS, NET:
Advances for vessels and drillships under construction and acquisitions (Note 6)	972,570	1,027,889
Vessels, net (Note 7)	2,063,115	1,956,270
Drilling rigs, drillships, machinery and equipment, net (Note 7)	4,527,770	4,587,916
Total fixed assets, net	7,563,455	7,572,075
OTHER NON-CURRENT ASSETS:
Restricted cash	301,899	332,801
Intangible assets, net	8,341	9,062
Above-market acquired time charters	31,404	40,102
Financial instruments (Note 10)	138	0
Other non-current assets (Note 8)	112,220	97,572
Total other non-current assets	454,002	479,537
Total assets	8,794,286	8,621,689
CURRENT LIABILITIES:
Current portion of long-term debt (Note 9)	499,823	429,149
Accounts payable and other current liabilities	62,053	58,774
Accrued liabilities	139,246	119,838
Due to related parties (Note 4)	8,404	7,518
Deferred revenue	93,810	40,880
Financial instruments (Note 10)	101,567	100,104
Total current liabilities	904,903	756,263
NON-CURRENT LIABILITIES
Long-term debt, net of current portion (Note 9)	3,694,951	3,812,686
Financial instruments (Note 10)	75,957	102,346
Deferred revenue	59,873	9,172
Other non-current liabilities	3,246	2,560
Total non-current liabilities	3,834,027	3,926,764
COMMITMENTS AND CONTINGENCIES (Note 13)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and June 30, 2012; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2011 and June 30, 2012, respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2011 and June 30, 2012; 424,762,094 and 424,762,244 shares issued and outstanding at December 31, 2011 and June 30, 2012, respectively (Note 11)	4,247	4,247
Treasury stock; $0.01 par value; 1,000,000 and 11,000,000 shares at December 31, 2011 and June 30, 2012, respectively (Note 11)	(110)	(10)
Additional paid-in capital (Note 11)	2,831,085	2,908,950
Accumulated other comprehensive loss (Note 14)	(19,531)	(28,610)
Retained earnings	195,093	260,751
Total Dryships Inc. stockholders' equity	3,010,784	3,145,328
Non controlling interests (Note 18)	1,044,572	793,334
Total stockholders' equity	4,055,356	3,938,662
Total liabilities and stockholders' equity	$ 8,794,286	$ 8,621,689